Qualitative and quantitative information on financial risks - Summary of Sensitivity on Floating Rate Borrowings (Detail) - Interest rate risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Interest expense	€ 1,989	€ 175
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	1,670	69
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 2,273	€ 332
Borrowings, interest rate 3.091%
Disclosure of detailed information about borrowings [line items]
Total interest rate	3.091%
Interest expense	€ 155
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	2.629%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 131
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	3.553%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 178
Borrowings, interest rate 3.620%
Disclosure of detailed information about borrowings [line items]
Total interest rate	3.62%
Interest expense	€ 226
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	2.76%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 173
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	3.928%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 246
Borrowings, interest rate 2.690%
Disclosure of detailed information about borrowings [line items]
Total interest rate	2.69%
Interest expense	€ 217
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	2.304%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 186
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	3.064%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 248
Borrowings, interest rate 3.090%
Disclosure of detailed information about borrowings [line items]
Total interest rate	3.09%
Interest expense	€ 1,391
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	2.622%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 1,180
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	3.558%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 1,601
Borrowings, interest rate 0.115%
Disclosure of detailed information about borrowings [line items]
Total interest rate		0.115%
Interest expense		€ 12
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		0.006%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 1
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		0.224%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 22
Borrowings, interest rate 0.112%
Disclosure of detailed information about borrowings [line items]
Total interest rate		0.112%
Interest expense		€ 17
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		0.004%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 1
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		0.22%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 33
Borrowings, interest rate 0.284%
Disclosure of detailed information about borrowings [line items]
Total interest rate		0.284%
Interest expense		€ 53
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		0.175%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 33
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		0.393%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 74
Borrowings, interest rate 0.000%
Disclosure of detailed information about borrowings [line items]
Total interest rate		0.00%
Interest expense		€ 0
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		0.00%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 0
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		0.10%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 50
Borrowings, interest rate 0.186%
Disclosure of detailed information about borrowings [line items]
Total interest rate		0.186%
Interest expense		€ 19
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		0.077%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 8
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		0.295%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 30
Borrowings, interest rate 0.167%
Disclosure of detailed information about borrowings [line items]
Total interest rate		0.167%
Interest expense		€ 75
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		0.06%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 27
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		0.274%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 123